Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss for the Year	$ (3,522,780)	$ (2,082,734)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Stock-based compensation	452,674	863,012
Depreciation and amortization	86,712	559,544
(Gain) Loss on debt extinguishment	(366,903)	81,738
Derivative expense	1,702,100
Amortization of debt discount	174,595
Common stock issued for services	541,208
Intangible impairment		31,272
Loss on sale of assets		389
Gain on settlement		(47,710)
Changes in Operating Assets and Liabilities
Inventory		12,495
Prepaid expenses and other assets	9,948	2,970
Accounts receivable	1,000	(1,000)
Deferred offering costs	(280,163)
Interest accrued on convertible notes payable	(1,310)	25,518
Interest accrued on notes payable - related party		5,504
Interest accrued on notes payable - directors	382	820
Interest accrued on PPP Loan	355
Increase (Decrease) in accounts payable and accrued expense	174,652	(4,232)
Increase (Decrease) in accrued expenses - related party	(19,799)	54,325
Net Cash Used in Operating Activities	(1,047,329)	(498,089)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of equipment		12,481
Purchase of property and equipment	(140,685)	(32,791)
Increase in patents and trademarks	(19,479)	(43,386)
Net Cash Used in Investing Activities	(160,164)	(63,696)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from common stock sold	316,500	339,000
Cash proceeds from warrant exercises	455,497
Proceeds from convertible notes	297,500	280,000
Equity sale proceeds receivable	52,000
Proceeds from note payable	35,000	15,000
Proceeds from PPP Loan	38,665
Proceeds from notes payable - directors	45,000
Repayments of convertible notes		(18,537)
Repayments of note payable	(2,972)	(19,556)
Repayments of notes payable - related party	(16,701)	(30,000)
Net Cash Provided by Financing Activities	1,220,489	565,907
Net Increase in Cash and Restricted Cash	12,996	4,122
Cash and Restricted Cash at Beginning of Year	10,582	6,460
Cash and Restricted Cash at End of Year	23,578	10,582
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash Paid During the Year For: Interest	36,596	23,905
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Accounts payable - related party converted to share-settlement debt obligation - related party	196,000
Notes Payable and interest converted into common stock - related parties	25,382
Proceeds not received at balance sheet date pursuant to Stock and Warrant sales		52,000
Leasehold improvements included in accounts payable	33,580	67,372
Warrants converted	103	124
Prepaid stock-based compensation for services		99,664
Stock granted for debt conversions	1,804,592
Stock granted pursuant to settlements		537,703
Warrants issued in debt financing	91,500
Derivative treated as debt discount	$ 352,941